STOCK-BASED AWARDS - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Balance - beginning of period (in shares)	70,675,318	69,305,845
Options granted (in shares)	8,402,925	23,820,351
Options exercised (in shares)	(11,076,026)	(7,502,955)
Options canceled (in shares)	(3,882,315)	(14,947,923)
Balance - end of period (in shares)	64,119,902	70,675,318	69,305,845
Weighted Average Exercise Price
Balance - beginning of period (in dollars per share)	$ 1.08	$ 0.84	$ 0.60
Options granted (in dollars per share)	2.85	1.16
Options exercised (in dollars per share)	0.74	0.43
Options canceled (in dollars per share)	1.55	0.44
Balance - end of period (in dollars per share)	$ 1.08	$ 0.84	$ 0.60
Additional Disclosures
Options outstanding, weighted average remaining contractual term	6 years 7 months 6 days	7 years 9 months 18 days	6 years 3 months 18 days
Options outstanding, intrinsic value	$ 2,370,666	$ 118,155	$ 21,236
Options vested and exercisable, number of options (in shares)	42,924,175
Options vested and exercisable, weighted average exercise price (in dollars per share)	$ 0.79
Options vested and exercisable, weighted average remaining contractual term	5 years 7 months 6 days
Options vested and exercisable, intrinsic value	$ 1,599,512